Investments (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
ASSETS	R$ 49,703,700	R$ 49,537,535
Current assets	9,327,249	11,189,872
Cash and cash equivalents	2,678,457	3,472,845	R$ 3,222,768
Noncurrent assets	40,376,451	38,347,663
Current liabilities	7,156,597	7,979,993
Noncurrent liabilities	21,415,878	19,382,307
Equity	21,131,225	22,175,235	20,250,518	R$ 17,598,212
Operating expense	(16,928,407)	(19,119,637)	(13,347,822)
Equity in income of subsidiaries	478,577	366,314	193,547
Income tax and social contribution	(199,122)	1,259,632	1,285,365
Net income	1,149,321	5,048,602	3,909,750
Comprehensive income	1,359,308	5,201,347	3,730,595
Voltalia [Member]
IfrsStatementLineItems [Line Items]
ASSETS	238,907	224,632
Current assets	10,883	3,711
Cash and cash equivalents	10,797	3,667
Other current assets	86	44
Noncurrent assets	228,024	220,921
LIABILITIES	238,907	224,632
Current liabilities	2,220	2,206
Financial liabilities		(0)
Other current liabilities	2,220	2,206
Noncurrent liabilities		(0)
Financial liabilities		(0)
Other noncurrent liabilities		(0)
Equity	236,687	222,426
Operating expense	(78)	(64)
Financial results	1,291	162	32
Equity in income of subsidiaries	2,502	2,506	(4,893)
Income tax and social contribution	(258)	(17)	(0)
Net income	3,457	2,587	(4,927)
Comprehensive income	R$ 3,457	R$ 2,587	(4,927)
Investment interest - %	49.00%	49.00%
Investment book value	R$ 115,976	R$ 108,990
Operating costs and expenses			(66)
Caiua [Member]
IfrsStatementLineItems [Line Items]
ASSETS	327,819	284,870
Current assets	38,421	30,304
Cash and cash equivalents	13,440	6,117
Other current assets	24,981	24,187
Noncurrent assets	289,398	254,566
LIABILITIES	327,819	284,870
Current liabilities	22,569	14,562
Financial liabilities	7,273	7,386
Other current liabilities	15,296	7,176
Noncurrent liabilities	49,542	51,986
Financial liabilities	28,705	35,606
Other noncurrent liabilities	20,837	16,380
Equity	255,708	218,322
Net operating income	62,864	43,128	17,927
Operating expense	(5,876)	(5,609)
Financial results	(1,605)	(2,348)	(3,389)
Equity in income of subsidiaries
Income tax and social contribution	(6,802)	(7,078)	1,752
Net income	48,581	28,093	(18,294)
Comprehensive income	R$ 48,581	R$ 28,093	(18,294)
Investment interest - %	49.00%	49.00%
Investment book value	R$ 125,297	R$ 106,979
Operating costs and expenses			(34,584)
Integracao Maranhense [Member]
IfrsStatementLineItems [Line Items]
ASSETS	588,279	515,495
Current assets	78,790	65,219
Cash and cash equivalents	28,997	16,501
Other current assets	49,793	48,718
Noncurrent assets	509,489	450,276
LIABILITIES	588,279	515,495
Current liabilities	59,771	53,132
Financial liabilities	12,774	13,169
Other current liabilities	46,997	39,963
Noncurrent liabilities	135,645	122,438
Financial liabilities	40,415	52,653
Other noncurrent liabilities	95,230	69,785
Equity	392,863	339,925
Net operating income	100,482	71,868	31,418
Operating expense	(4,022)	(10,508)
Financial results	(2,286)	(3,954)	(5,229)
Equity in income of subsidiaries
Income tax and social contribution	(27,185)	(16,072)	(9,991)
Net income	66,989	41,334	27,904
Comprehensive income	R$ 66,989	R$ 41,334	27,904
Investment interest - %	49.00%	49.00%
Investment book value	R$ 192,502	R$ 166,564
Operating costs and expenses			11,706
Matrincha [Member]
IfrsStatementLineItems [Line Items]
ASSETS	2,935,068	2,610,094
Current assets	427,118	367,428
Cash and cash equivalents	136,878	96,346
Other current assets	290,240	271,082
Noncurrent assets	2,507,950	2,242,666
LIABILITIES	2,935,068	2,610,094
Current liabilities	225,502	126,211
Financial liabilities	130,033	91,811
Other current liabilities	95,469	34,400
Noncurrent liabilities	808,485	827,205
Financial liabilities	578,340	685,525
Other noncurrent liabilities	230,145	141,680
Equity	1,901,081	1,656,678
Net operating income	518,428	396,622	328,171
Operating expense	(33,073)	(24,341)
Financial results	(59,543)	(83,280)	(71,164)
Equity in income of subsidiaries
Income tax and social contribution	(94,589)	(91,830)	(30,178)
Net income	331,223	197,171	66,034
Comprehensive income	R$ 331,223	R$ 197,171	66,034
Investment interest - %	49.00%	49.00%
Investment book value	R$ 931,528	R$ 811,773
Operating costs and expenses			(160,795)
Guaraciaba [Member]
IfrsStatementLineItems [Line Items]
ASSETS	1,568,964	1,413,231
Current assets	211,094	194,283
Cash and cash equivalents	56,436	70,543
Other current assets	154,658	123,740
Noncurrent assets	1,357,870	1,218,948
LIABILITIES	1,568,964	1,413,231
Current liabilities	154,404	101,042
Financial liabilities	42,260	34,529
Other current liabilities	112,144	66,513
Noncurrent liabilities	461,297	480,320
Financial liabilities	397,181	428,314
Other noncurrent liabilities	64,116	52,006
Equity	953,263	831,869
Net operating income	266,855	229,117	109,978
Operating expense	(40,926)	(7,185)
Financial results	(37,598)	(44,131)	(38,883)
Equity in income of subsidiaries
Income tax and social contribution	(20,473)	(60,617)	(22,084)
Net income	167,858	117,184	40,694
Comprehensive income	R$ 167,858	R$ 117,184	40,694
Investment interest - %	49.00%	49.00%
Investment book value	R$ 467,099	R$ 407,617
Operating costs and expenses			(8,317)
Paranaiba [Member]
IfrsStatementLineItems [Line Items]
ASSETS	1,921,848	1,829,340
Current assets	223,010	193,190
Cash and cash equivalents	56,518	32,665
Other current assets	166,492	160,525
Noncurrent assets	1,698,838	1,636,150
LIABILITIES	1,921,848	1,829,340
Current liabilities	125,681	85,964
Financial liabilities	59,606	51,453
Other current liabilities	66,075	34,511
Noncurrent liabilities	718,700	817,159
Financial liabilities	475,804	522,289
Other noncurrent liabilities	242,896	294,870
Equity	1,077,467	926,217
Net operating income	231,960	285,483	478,147
Operating expense	(20,181)	(17,537)
Financial results	(48,430)	(62,138)	(48,184)
Equity in income of subsidiaries
Income tax and social contribution	31,030	(62,638)	(125,646)
Net income	194,379	143,170	285,516
Comprehensive income	R$ 194,379	R$ 143,170	285,516
Investment interest - %	24.50%	24.50%
Investment book value	R$ 263,979	R$ 226,924
Operating costs and expenses			(18,801)
Mata De Santa Genebra [Member]
IfrsStatementLineItems [Line Items]
ASSETS	3,587,501	3,203,892
Current assets	539,668	681,494
Cash and cash equivalents	32,903	387,027
Other current assets	506,765	294,467
Noncurrent assets	3,047,833	2,522,398
LIABILITIES	3,587,501	3,203,892
Current liabilities	113,772	123,884
Financial liabilities	70,775	45,898
Other current liabilities	42,997	77,986
Noncurrent liabilities	2,091,971	1,660,867
Financial liabilities	1,668,794	1,630,306
Other noncurrent liabilities	423,177	30,561
Equity	1,381,758	1,419,141
Net operating income	415,526	426,573	364,070
Operating expense	(68,472)	(72,970)
Financial results	(177,322)	(162,110)	(91,947)
Equity in income of subsidiaries
Income tax and social contribution	(57,676)	(65,399)	(49,560)
Net income	112,056	126,094	96,994
Comprehensive income	R$ 112,056	R$ 126,094	96,994
Investment interest - %	50.10%	50.10%
Investment book value	R$ 692,260	R$ 710,991
Operating costs and expenses			(125,569)
Cantareira [Member]
IfrsStatementLineItems [Line Items]
ASSETS	1,805,583	1,715,776
Current assets	226,945	196,424
Cash and cash equivalents	73,866	52,354
Other current assets	153,079	144,070
Noncurrent assets	1,578,638	1,519,352
LIABILITIES	1,805,583	1,715,776
Current liabilities	92,290	78,982
Financial liabilities	59,850	52,397
Other current liabilities	32,440	26,585
Noncurrent liabilities	747,233	744,285
Financial liabilities	423,563	456,180
Other noncurrent liabilities	323,670	288,105
Equity	966,060	892,509
Net operating income	188,348	233,888	196,039
Operating expense	(10,885)	(24,727)
Financial results	(37,815)	(43,794)	(40,630)
Equity in income of subsidiaries
Income tax and social contribution	(47,212)	(56,201)	(44,805)
Net income	92,436	109,166	87,071
Comprehensive income	R$ 92,436	R$ 109,166	87,071
Investment interest - %	49.00%	49.00%
Investment book value	R$ 473,369	R$ 437,330
Operating costs and expenses			R$ (23,533)